OnTrack Core Fund Advisor Class Shares
FUND SUMMARY
Investment Objective:
Total return while keeping the Fund’s volatility and downside risk below that of major equity market indices.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		OnTrack Core Fund Advisor Class Shares OnTrack Core Fund Advisor Class Shares
Management Fees		2.50%
Distribution and/or Service (12b-1) Fees		0.25%
Acquired Fund Fees and Expenses	[1]	0.47%
Total Annual Fund Operating Expenses		3.22%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
OnTrack Core Fund Advisor Class Shares OnTrack Core Fund Advisor Class Shares	325	992	1,683	3,522

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2014, the Fund’s portfolio turnover rate was 338% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser delegates execution of the Fund’s investment strategy to the sub-adviser. The sub-advisor will use a flexible investment approach that emphasizes capital preservation, but allows the portfolio managers to adopt a less conservative posture and to increase emphasis on capital appreciation when they believe the additional risk is warranted by favorable market conditions. The sub-adviser seeks to achieve the Fund’s investment objective by investing long-or-short primarily in stocks, bonds and commodities using the sub-adviser’s technical and risk control strategies. However, the sub-adviser may choose to not allocate Fund assets to each group, depending upon market conditions. The sub-adviser executes stock investments primarily through: (1) individual stocks, (2) stock mutual funds, (3) stock exchange-traded funds (“ETFs”), (4) swap contracts on individual stocks, stock mutual funds and ETFs (5) stock index-based and sector-based futures contracts and (6) limited partnerships and limited liability companies (pooled vehicles); bond investments primarily through: (1) bond mutual funds, (2) bond ETFs and swap contracts on individual bond mutual funds and ETFs, and (3) limited partnerships and limited liability companies (pooled vehicles); and commodity investments primarily through: (1) commodity ETFs, (2) commodity-linked exchange-traded notes, (3) commodity-linked structured notes and (4) commodity futures contracts. The Fund limits its investment in privately placed pooled vehicles that are commonly known as hedge funds and excluded from the definition of investment company under Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act of 1940, as amended, to no more than 10% of Fund assets. The Fund may invest 100% of its assets in ETFs and or mutual funds. The sub-adviser seeks total return from capital appreciation and income from both dividends and interest payments.

The Fund invests without restriction as to issuer or counterparty country or capitalization and without restriction as to bond credit quality, maturity, issuer type or structure. These investments may include significant allocations to lower quality rated corporate debt commonly known as “junk bonds.” Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). Bonds include mortgage-backed securities (“MBS”). The sub-adviser may invest in foreign countries including emerging markets. However, the sub-adviser focuses primarily on U.S. investments. The sub-adviser uses derivatives as substitutes for underlying assets and for risk management. The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty. The sub-adviser takes short positions when it believes a specific asset or asset class will decline in price or to manage (hedge) the price risk of the long positions in the Fund’s portfolio. When the sub-adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund. The sub-adviser engages in frequent trading to achieve the Fund’s investment objective, which results in turnover in excess of 100%. The Fund may, but is not required to be, fully invested; it may also be 100% in money market funds or other money market instruments as a defensive measure.

The Fund may use leverage achieved through the use of swaps and futures, as well as bank borrowings, and other instruments to leverage the returns of the Funds’ portfolio to take advantage of market opportunities. However, these instruments may also be used for hedging purposes.

The sub-adviser’s technical strategy is based on a form of technical analysis known as “chart analysis” that attempts to invest in up-trending assets that are expected to produce above average risk-adjusted returns. Up-trending assets are those with generally rising prices and down-trending assets are those with generally falling prices. The sub-adviser also uses this technique to take short positions in down-trending assets. The sub-adviser defines risk as expected return volatility and expected downside loss. Expected downside loss is also referred to as downside risk or drawdown risk.

The sub-adviser invests long in assets that it believes have up-trending prices and relatively attractive risk-adjusted returns; and invests short in assets that it believes have down-trending prices and relatively unattractive risk-adjusted returns, or to hedge portfolio risks. The sub-adviser sells long positions when it believes price trends or risk trends have become unattractive. The sub-adviser covers (buys back) short positions when price trends have turned neutral or up-trending, or risk trends have turned neutral, or when hedging is no longer needed.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds, ETFs and pooled vehicles.

• Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments.

• Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives, including futures contracts, will tend to magnify the Fund’s losses.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market securities also tend to be less liquid.

• Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

• Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

• Leverage Risk: Derivatives magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

• Management Risk: The sub-adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets.

• Mortgage-Backed Security Risk: Mortgage-Backed Securities (“MBS”) are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

• Mutual Fund, ETF Risk and Pooled Vehicle Risk: Mutual funds, ETFs and pooled vehicles involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Pooled vehicles will not have all the protections of the Investment Company Act of 1940 such as governance standards, limits on leverage and fees including the structure of performance-based managed fees.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Short Position Risk: The Fund’s short positions may result in a loss if the price of the short position instruments rise and it costs more to cover the short positions. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited.

• Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Advisor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Advisor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.advisorspreferred.com or by calling 1-855-747-9555.

Advisor Class Performance Bar Chart For Calendar Years Ended December 31

Best Quarter	2.27%	6/30/2014
Worst Quarter	(3.61)%	9/30/2014

Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns OnTrack Core Fund Advisor Class Shares OnTrack Core Fund		Label	1 Year	Since Inception		Inception Date
Advisor Class Shares		Return Before Taxes	0.41%	1.34%	[1]	Jun. 21, 2013
Advisor Class Shares Return After Taxes on Distributions			(0.89%)	0.48%
Advisor Class Shares Return After Taxes on Distributions and Sale of Fund Shares			0.30%	0.66%
Barclays Capital U.S. 1-3 Month Treasury Bill Index	[2]		0.03%	0.03%
Barclays U.S. Aggregate Bond Index	[3]		5.97%	4.39%
S&P 500 Total Return Index	[4]		13.69%	20.76%
[1]	The inception date of the Fund's Advisor Class Shares is June 21, 2013.
[2]	The Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
[3]	The Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed market securities, including government agency, corporate and mortgage backed securities between ten years. Investors cannot invest directly in an index.
[4]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

OnTrack Core Fund Investor Class Shares
FUND SUMMARY
Investment Objective:
Total return while keeping the Fund’s volatility and downside risk below that of major equity market indices.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		OnTrack Core Fund Investor Class Shares OnTrack Core Fund Investor Class Shares
Management Fees		2.50%
Distribution and/or Service (12b-1) Fees		0.05%
Acquired Fund Fees and Expenses	[1]	0.47%
Total Annual Fund Operating Expenses		3.02%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
OnTrack Core Fund Investor Class Shares OnTrack Core Fund Investor Class Shares	305	933	1,587	3,337

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2014, the Fund’s portfolio turnover rate was 338% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser delegates execution of the Fund’s investment strategy to the sub-adviser. The sub-advisor will use a flexible investment approach that emphasizes capital preservation, but allows the portfolio managers to adopt a less conservative posture and to increase emphasis on capital appreciation when they believe the additional risk is warranted by favorable market conditions. The sub-adviser seeks to achieve the Fund’s investment objective by investing long-or-short primarily in stocks, bonds and commodities using the sub-adviser’s technical and risk control strategies. However, the sub-adviser may choose to not allocate Fund assets to each group, depending upon market conditions. The sub-adviser executes stock investments primarily through: (1) individual stocks, (2) stock mutual funds, (3) stock exchange-traded funds (“ETFs”), (4) swap contracts on individual stocks, stock mutual funds and ETFs (5) stock index-based and sector-based futures contracts and (6) limited partnerships and limited liability companies (pooled vehicles); bond investments primarily through: (1) bond mutual funds, (2) bond ETFs and swap contracts on individual bond mutual funds and ETFs, and (3) limited partnerships and limited liability companies (pooled vehicles); and commodity investments primarily through: (1) commodity ETFs, (2) commodity-linked exchange-traded notes, (3) commodity-linked structured notes and (4) commodity futures contracts. The Fund limits its investment in privately placed pooled vehicles that are commonly known as hedge funds and excluded from the definition of investment company under Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act of 1940, as amended, to no more than 10% of Fund assets. The Fund may invest 100% of its assets in ETFs and or mutual funds. The sub-adviser seeks total return from capital appreciation and income from both dividends and interest payments.

The Fund invests without restriction as to issuer or counterparty country or capitalization and without restriction as to bond credit quality, maturity, issuer type or structure. These investments may include significant allocations to lower quality rated corporate debt commonly known as “junk bonds.” Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). Bonds include mortgage-backed securities (“MBS”). The sub-adviser may invest in foreign countries including emerging markets. However, the sub-adviser focuses primarily on U.S. investments. The sub-adviser uses derivatives as substitutes for underlying assets and for risk management. The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty. The sub-adviser takes short positions when it believes a specific asset or asset class will decline in price or to manage (hedge) the price risk of the long positions in the Fund’s portfolio. When the sub-adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund. The sub-adviser engages in frequent trading to achieve the Fund’s investment objective, which results in turnover in excess of 100%. The Fund may, but is not required to be, fully invested; it may also be 100% in money market funds or other money market instruments as a defensive measure.

The Fund may use leverage achieved through the use of swaps and futures, as well as bank borrowings, and other instruments to leverage the returns of the Funds’ portfolio to take advantage of market opportunities. However, these instruments may also be used for hedging purposes.

The sub-adviser’s technical strategy is based on a form of technical analysis known as “chart analysis” that attempts to invest in up-trending assets that are expected to produce above average risk-adjusted returns. Up-trending assets are those with generally rising prices and down-trending assets are those with generally falling prices. The sub-adviser also uses this technique to take short positions in down-trending assets. The sub-adviser defines risk as expected return volatility and expected downside loss. Expected downside loss is also referred to as downside risk or drawdown risk.

The sub-adviser invests long in assets that it believes have up-trending prices and relatively attractive risk-adjusted returns; and invests short in assets that it believes have down-trending prices and relatively unattractive risk-adjusted returns, or to hedge portfolio risks. The sub-adviser sells long positions when it believes price trends or risk trends have become unattractive. The sub-adviser covers (buys back) short positions when price trends have turned neutral or up-trending, or risk trends have turned neutral, or when hedging is no longer needed.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds, ETFs and pooled vehicles.

• Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments.

• Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives, including futures contracts, will tend to magnify the Fund’s losses.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market securities also tend to be less liquid.

• Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

• Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

• Leverage Risk: Derivatives magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

• Management Risk: The sub-adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets.

• Mortgage-Backed Security Risk: Mortgage-Backed Securities (“MBS”) are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

• Mutual Fund, ETF Risk and Pooled Vehicle Risk: Mutual funds, ETFs and pooled vehicles involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Pooled vehicles will not have all the protections of the Investment Company Act of 1940 such as governance standards, limits on leverage and fees including the structure of performance-based managed fees.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Short Position Risk: The Fund’s short positions may result in a loss if the price of the short position instruments rise and it costs more to cover the short positions. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited.

• Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Advisor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Advisor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.advisorspreferred.com or by calling 1-855-747-9555.

Investor Class Performance Bar Chart For Calendar Years Ended December 31

Best Quarter	2.32%	6/30/2014
Worst Quarter	(3.57)%	9/30/2014

Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns OnTrack Core Fund Investor Class Shares OnTrack Core Fund		Label	1 Year	Since Inception		Inception Date
Investor Class Shares		Return Before Taxes	0.56%	2.57%	[1]	Jan. 15, 2013
Investor Class Shares Return After Taxes on Distributions			(0.85%)	1.80%
Investor Class Shares Return After Taxes on Distributions and Sale of Fund Shares			0.33%	1.62%
Barclays Capital U.S. 1-3 Month Treasury Bill Index	[2]		0.03%	0.04%
Barclays U.S. Aggregate Bond Index	[3]		5.97%	2.01%
S&P 500 Total Return Index	[4]		13.69%	21.18%
[1]	The inception date of the Fund's Investor Class Shares is January 15, 2013.
[2]	The Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
[3]	The Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed market securities, including government agency, corporate and mortgage backed securities between ten years. Investors cannot invest directly in an index.
[4]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.